Supplemental Cash Flow Information (Tables)	3 Months Ended
Mar. 31, 2021
SUPPLEMENTAL CASH FLOW INFORMATION
Schedule of Changes in Working Capital

Changes in working capital for the three month ended March 31, 2021 and 2020 are as follows:

(All amounts in table are expressed in thousands of Canadian dollars)

	March 31, 2021	March 31, 2020
(Increase) in accounts receivables	(27)	(264)
(Increase) in prepaid expenses	(15)	(12)
Increase (decrease) in trade payables and accrued liabilities	159	(17)
Total changes in working capital	117	(293)